Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not time the granting of equity-based compensation with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity-based compensation or for the purpose of affecting the value of executive compensation. Annual equity-based compensation grants are consistently granted on or about the day of the February Compensation Committee meeting.

Equity awards granted to newly hired employees, including executive officers, generally have an effective grant date of the fifteenth day of the month following the commencement of employment, or, if such date falls on a weekend or market holiday, the next business day.

Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of equity-based compensation, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

Award Timing Method	We do not take material nonpublic information into account when determining the timing and terms of equity-based compensation or for the purpose of affecting the value of executive compensation. Annual equity-based compensation grants are consistently granted on or about the day of the February Compensation Committee meeting.

Equity awards granted to newly hired employees, including executive officers, generally have an effective grant date of the fifteenth day of the month following the commencement of employment, or, if such date falls on a weekend or market holiday, the next business day.

Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of equity-based compensation, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false